Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Schedule of prepayment deposit and other receivables

Prepaid expenses and other current assets consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Rental deposit	1,089	1,852	238
VAT refundable	961	860	111
Prepayment	1,747	125	17
Income tax refundable	1,147	73	9
Other receivables	1,073	769	99
	6,017	3,679	474